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[LINCOLN LIFE LOGO]

May 2, 2000

                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

RE:  Lincoln National Variable Annuity Account E
     (American Legacy I) File No. 33-26032
     -------------------------------------

Dear Sir or Madam:

On behalf of the Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account H (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 15 for the Account filed electronically on April 11, 2000.

If you have any questions, please contact me at (219) 455-0544.

Sincerely,

/s/ Marta J. Zoller

Marta J. Zoller
Securities Fund Specialist
Lincoln Life